Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		6,445
Number of Shares, Granted		1,432
Number of Shares, Exercised		(500)
Number of Shares, Forfeited or expired		(215)
Number of Shares, Outstanding, Ending balance		7,162	6,445
Number of Shares, Vested and expected to vest thereafter, Ending balance		6,572
Number of Shares, Exercisable, Ending balance		2,796
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.419
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited or expired		0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.377	$ 0.419
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance		0.411
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.033
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		4 years 5 months 12 days	5 years 3 months 14 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		4 years 5 months 12 days	5 years 3 months 14 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance		4 years 4 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		4 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 29,887
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance	[1]	27,198
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 11,819
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55

[1]	The aggregate intrinsic values in the preceding table represent the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the options.